Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2014
Statement of Financial Position [Abstract]
Common stock par value	$ 0.000001
Common stock shares authorized	100,000,000
Common stock shares issued	48,500,000
Common stock shares outstanding	48,500,000